Note 05 - Net Interest Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Interest Income [Abstract]
Restatement of gross interest income and gross interest expense	€ 0	€ 59	€ 75
Net interest income reclassified from trading Income to interest expense			124
Government grants under the (TLTRO II) program included in Other interest income	86	€ 93	€ 93
Government grants under the (TLTRO III)-program included in Other interest income	86
Group Lending under the TLTRO III-refinancing program	€ 37,500